PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-     PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost:

Software, computers and peripheral equipment	$6,388	$4,369
Office furniture and equipment	883	890
Capitalized development costs	13,795	9,883
Leasehold improvements	3,971	3,914
	25,037	19,056

Accumulated depreciation	14,152	10,427

Depreciated cost	$10,885	$8,629

Depreciation expenses were $4,478, $4,666 and $3,208 for the years ended December 31, 2021, 2020 and 2019 respectively.

During 2021 and 2020, the Company recorded a reduction of $753 and $211 respectively, to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use, following an assessment made by the Company.